CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME [Abstract]
Revenues from related parties	$ 102	637
Cost of revenues from related parties	$ 843	5,249